Quarterly Holdings Report
for
Fidelity® Enhanced Mid Cap ETF
September 30, 2025
PET-NPRT1-1125
1.9910064.102
Common Stocks - 98.8%
	Shares	Value ($)
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	86,032	1,616,541
CANADA - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States) (b)	21,954	755,657
KOREA (SOUTH) - 0.7%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Coupang Inc Class A (c)	838,587	27,002,501
MEXICO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Southern Copper Corp (b)	66,626	8,085,731
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	29,842	3,790,232
UNITED KINGDOM - 0.5%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	323,301	12,754,225
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc	93,883	6,602,791
TOTAL UNITED KINGDOM		19,357,016
UNITED STATES - 97.3%
Communication Services - 4.3%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc Class A (c)	6,714	329,523
Entertainment - 2.9%
Electronic Arts Inc	177,070	35,715,019
Live Nation Entertainment Inc (c)	55,290	9,034,386
Playtika Holding Corp	610,848	2,376,199
ROBLOX Corp Class A (c)	316,066	43,781,463
Roku Inc Class A (c)	71,593	7,168,607
Warner Bros Discovery Inc (c)	303,651	5,930,304
		104,005,978
Interactive Media & Services - 0.4%
Angi Inc Class A (c)	46,006	748,057
IAC Inc Class A (b)(c)	115,269	3,927,215
Pinterest Inc Class A (c)	286,577	9,219,182
		13,894,454
Media - 1.0%
DoubleVerify Holdings Inc (c)	28,736	344,257
New York Times Co/The Class A	311,835	17,899,329
News Corp Class A	207,576	6,374,659
News Corp Class B (b)	220,862	7,630,782
Sirius XM Holdings Inc (b)	275,522	6,412,775
		38,661,802
TOTAL COMMUNICATION SERVICES		156,891,757

Consumer Discretionary - 13.0%
Automobile Components - 0.2%
BorgWarner Inc	174,841	7,686,010
Automobiles - 0.9%
Ford Motor Co	2,689,957	32,171,886
Broadline Retail - 0.5%
eBay Inc	165,698	15,070,233
Etsy Inc (c)	65,100	4,321,989
		19,392,222
Diversified Consumer Services - 0.9%
ADT Inc	1,710,406	14,897,636
Duolingo Inc Class A (c)	53,868	17,336,877
		32,234,513
Hotels, Restaurants & Leisure - 4.0%
Airbnb Inc Class A (c)	12,332	1,497,351
Boyd Gaming Corp	24,552	2,122,520
Brightstar Lottery PLC	338,355	5,836,624
Carnival Corp (c)	894,836	25,869,709
Churchill Downs Inc	39,023	3,785,621
DoorDash Inc Class A (c)	18,161	4,939,610
DraftKings Inc Class A (c)	213,040	7,967,696
Expedia Group Inc Class A	125,539	26,833,962
Las Vegas Sands Corp	434,758	23,385,633
Life Time Group Holdings Inc (c)	74,657	2,060,533
Light & Wonder Inc Class A (b)(c)	112,316	9,427,805
MGM Resorts International (c)	411,470	14,261,550
Royal Caribbean Cruises Ltd	18,131	5,866,829
Wendy's Co/The (b)	709,386	6,497,976
Wynn Resorts Ltd	66,658	8,550,222
		148,903,641
Household Durables - 1.5%
Garmin Ltd	123,778	30,476,619
NVR Inc (c)	698	5,608,193
Toll Brothers Inc	111,803	15,444,466
TopBuild Corp (c)	8,692	3,397,355
		54,926,633
Leisure Products - 0.1%
Hasbro Inc	45,268	3,433,578
Specialty Retail - 3.6%
Abercrombie & Fitch Co Class A (c)	90,712	7,760,412
Bath & Body Works Inc	166,343	4,284,996
Best Buy Co Inc	163,170	12,338,915
Carvana Co Class A (c)	90,877	34,282,439
Chewy Inc Class A (c)	508,096	20,552,483
Five Below Inc (c)	8,424	1,303,193
Gap Inc/The	849,971	18,180,880
Lithia Motors Inc Class A	3,588	1,133,808
Ross Stores Inc	8	1,219
Ulta Beauty Inc (c)	49,500	27,064,125
Williams-Sonoma Inc	33,038	6,457,277
		133,359,747
Textiles, Apparel & Luxury Goods - 1.3%
Ralph Lauren Corp Class A	68,219	21,390,750
Tapestry Inc	232,264	26,296,930
		47,687,680
TOTAL CONSUMER DISCRETIONARY		479,795,910

Consumer Staples - 2.8%
Beverages - 0.1%
Boston Beer Co Inc/The Class A (c)	2,864	605,506
Primo Brands Corp Class A	103,976	2,297,870
		2,903,376
Consumer Staples Distribution & Retail - 1.2%
Casey's General Stores Inc	14,739	8,332,251
Dollar General Corp	17,677	1,826,918
Dollar Tree Inc (c)	26,890	2,537,609
Maplebear Inc (c)	420,081	15,442,178
Performance Food Group Co (c)	7,516	781,965
US Foods Holding Corp (c)	163,677	12,540,932
		41,461,853
Food Products - 0.8%
Cal-Maine Foods Inc	22,649	2,131,271
Conagra Brands Inc	8	146
General Mills Inc	28,373	1,430,567
Ingredion Inc	27,827	3,397,955
JM Smucker Co	55,314	6,007,100
Kellanova	18,642	1,529,017
Pilgrim's Pride Corp (b)	82,447	3,357,242
Tyson Foods Inc Class A	221,013	12,001,006
		29,854,304
Household Products - 0.1%
Colgate-Palmolive Co	43,704	3,493,698
Personal Care Products - 0.3%
Kenvue Inc	768,463	12,472,154
Tobacco - 0.3%
Altria Group Inc	174,097	11,500,848
TOTAL CONSUMER STAPLES		101,686,233

Energy - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Antero Midstream Corp	156,611	3,044,518
Cheniere Energy Inc	138,335	32,505,958
ConocoPhillips	56,671	5,360,510
Coterra Energy Inc	45,183	1,068,578
Devon Energy Corp	197,380	6,920,143
EOG Resources Inc	47,572	5,333,773
EQT Corp	55	2,994
Expand Energy Corp	251,716	26,742,308
Kinder Morgan Inc	996,014	28,197,156
Marathon Petroleum Corp	190,568	36,730,076
Williams Cos Inc/The	301,281	19,086,151
		164,992,165
Financials - 15.7%
Banks - 1.4%
Citizens Financial Group Inc	42,747	2,272,431
Commerce Bancshares Inc/MO	127,500	7,619,400
M&T Bank Corp	16,877	3,335,233
Pinnacle Financial Partners Inc	160,762	15,077,868
PNC Financial Services Group Inc/The	30,260	6,080,142
Prosperity Bancshares Inc	33,486	2,221,795
Zions Bancorp NA	276,013	15,616,816
		52,223,685
Capital Markets - 5.8%
Ameriprise Financial Inc	25,586	12,569,123
Bank of New York Mellon Corp/The	388,828	42,366,700
Carlyle Group Inc/The	19,282	1,208,981
Cboe Global Markets Inc	98,283	24,103,906
Coinbase Global Inc Class A (c)	790	266,617
Janus Henderson Group PLC	6,934	308,632
LPL Financial Holdings Inc	7,231	2,405,681
Morningstar Inc	44,428	10,307,740
MSCI Inc	41,959	23,807,956
Nasdaq Inc	143,768	12,716,280
Northern Trust Corp	22,313	3,003,330
Raymond James Financial Inc	138,660	23,932,716
Robinhood Markets Inc Class A (c)	56,130	8,036,693
SEI Investments Co	40,671	3,450,934
State Street Corp	224,049	25,991,924
Tradeweb Markets Inc Class A	155,053	17,207,782
Virtu Financial Inc Class A	23,228	824,594
		212,509,589
Consumer Finance - 1.7%
Ally Financial Inc	527,699	20,685,801
Capital One Financial Corp	16,570	3,522,451
SoFi Technologies Inc Class A (c)	777,586	20,543,822
Synchrony Financial	254,508	18,082,793
		62,834,867
Financial Services - 2.4%
Block Inc Class A (c)	62,106	4,488,401
Euronet Worldwide Inc (b)(c)	142,612	12,522,760
Fidelity National Information Services Inc	190,110	12,535,853
Fiserv Inc (c)	100,935	13,013,550
Global Payments Inc	160,917	13,368,984
Mr Cooper Group Inc	1,122	236,506
PayPal Holdings Inc (c)	55,959	3,752,611
Sycamore Partners LLC rights (c)(d)	12	6
Toast Inc Class A (c)	621,745	22,699,910
WEX Inc (c)	27,942	4,401,703
		87,020,284
Insurance - 4.0%
Allstate Corp/The	163,202	35,031,309
American Financial Group Inc/OH	4,280	623,682
Arch Capital Group Ltd	1,545	140,177
Assurant Inc	81,323	17,614,562
Brown & Brown Inc	103,028	9,662,996
Cincinnati Financial Corp	128,477	20,312,214
Everest Group Ltd	19,842	6,949,264
Globe Life Inc	107,702	15,398,155
Kemper Corp	6,439	331,930
Markel Group Inc (c)	7,490	14,316,086
Marsh & McLennan Cos Inc	36,015	7,258,103
Prudential Financial Inc	119,725	12,420,272
Reinsurance Group of America Inc	25,774	4,951,959
RLI Corp	21,229	1,384,555
		146,395,264
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Rithm Capital Corp	1,592,750	18,141,423
TOTAL FINANCIALS		579,125,112

Health Care - 9.1%
Biotechnology - 2.8%
Alnylam Pharmaceuticals Inc (c)	16,659	7,596,504
Biogen Inc (c)	120,623	16,896,870
BioMarin Pharmaceutical Inc (c)	5,469	296,201
Exact Sciences Corp (c)	131,923	7,217,507
Exelixis Inc (c)	398,727	16,467,425
Gilead Sciences Inc	141,277	15,681,747
Incyte Corp (c)	274,361	23,268,557
Insmed Inc (c)	32,973	4,748,442
Natera Inc (c)	57,727	9,292,315
Revolution Medicines Inc (c)	3,754	175,312
		101,640,880
Health Care Equipment & Supplies - 0.5%
ABIOMED Inc (c)(d)	3,289	7,302
Hologic Inc (c)	9,388	633,596
Inspire Medical Systems Inc (c)	9,452	701,338
Insulet Corp (c)	53,923	16,647,648
Teleflex Inc	11,439	1,399,676
		19,389,560
Health Care Providers & Services - 2.5%
Cardinal Health Inc	177,104	27,798,244
Cencora Inc	13,098	4,093,518
Centene Corp (c)	179,616	6,408,699
Elevance Health Inc	27,091	8,753,644
Guardant Health Inc (c)	5	311
Humana Inc	98,682	25,674,096
Labcorp Holdings Inc	23,993	6,887,431
Option Care Health Inc (c)	242,052	6,719,364
Tenet Healthcare Corp (c)	21,108	4,285,768
		90,621,075
Health Care Technology - 1.2%
Doximity Inc Class A (c)	188,711	13,804,210
Veeva Systems Inc Class A (c)	107,666	32,074,778
		45,878,988
Life Sciences Tools & Services - 1.0%
10X Genomics Inc Class A (c)	399,047	4,664,859
Charles River Laboratories International Inc (c)	48,170	7,536,678
Illumina Inc (c)	244,987	23,266,416
		35,467,953
Pharmaceuticals - 1.1%
Bristol-Myers Squibb Co	413,257	18,637,891
Jazz Pharmaceuticals PLC (c)	54,767	7,218,290
Viatris Inc	1,672,071	16,553,503
		42,409,684
TOTAL HEALTH CARE		335,408,140

Industrials - 19.6%
Aerospace & Defense - 3.8%
Axon Enterprise Inc (c)	47,476	34,070,677
Curtiss-Wright Corp	49,080	26,647,495
HEICO Corp	36,256	11,704,162
HEICO Corp Class A	28,347	7,202,689
Howmet Aerospace Inc	216,177	42,420,413
Textron Inc	134,098	11,329,940
Woodward Inc	28,291	7,149,419
		140,524,795
Building Products - 1.9%
A O Smith Corp	178,952	13,136,866
Allegion plc	137,717	24,424,110
Armstrong World Industries Inc	40,751	7,987,604
Builders FirstSource Inc (c)	39,466	4,785,253
Lennox International Inc	9,315	4,930,988
Owens Corning	58,761	8,312,331
Trane Technologies PLC	16,813	7,094,413
		70,671,565
Commercial Services & Supplies - 0.7%
Cintas Corp	76,982	15,801,325
Veralto Corp	90,101	9,605,668
Vestis Corp	259,180	1,174,085
		26,581,078
Construction & Engineering - 2.2%
AECOM	31,851	4,155,600
Comfort Systems USA Inc	35,078	28,945,664
EMCOR Group Inc	40,511	26,313,515
Valmont Industries Inc	57,784	22,404,590
		81,819,369
Electrical Equipment - 1.3%
Acuity Inc	55,502	19,114,334
AMETEK Inc	52,811	9,928,468
Rockwell Automation Inc	329	114,995
Sensata Technologies Holding PLC	633,502	19,353,486
		48,511,283
Ground Transportation - 1.2%
CSX Corp	349,758	12,419,907
JB Hunt Transport Services Inc	61,958	8,312,904
Lyft Inc Class A (c)	1,025,782	22,577,462
		43,310,273
Machinery - 2.9%
Allison Transmission Holdings Inc	22,197	1,884,081
Cummins Inc	78,976	33,357,094
Donaldson Co Inc	14,169	1,159,733
Flowserve Corp	291,999	15,516,827
Fortive Corp	63	3,086
Gates Industrial Corp PLC (c)	650,613	16,148,215
ITT Inc	71,042	12,699,468
Middleby Corp/The (c)	18,546	2,465,320
Oshkosh Corp	24,241	3,144,058
Otis Worldwide Corp	16,405	1,499,909
Westinghouse Air Brake Technologies Corp	90,990	18,240,765
		106,118,556
Passenger Airlines - 0.6%
United Airlines Holdings Inc (c)	212,659	20,521,594
Professional Services - 2.5%
Booz Allen Hamilton Holding Corp Class A	123,319	12,325,734
Leidos Holdings Inc	143,917	27,194,557
Paychex Inc	1,044	132,337
Paylocity Holding Corp (c)	22,942	3,653,972
SS&C Technologies Holdings Inc	273,024	24,233,610
Verisk Analytics Inc	101,074	25,421,122
		92,961,332
Trading Companies & Distributors - 2.5%
Applied Industrial Technologies Inc	1,873	488,946
Fastenal Co	220,914	10,833,623
Ferguson Enterprises Inc	7,688	1,726,571
FTAI Aviation Ltd	107,022	17,857,691
MSC Industrial Direct Co Inc Class A (b)	154,493	14,234,985
QXO Inc (b)(c)	338,722	6,456,041
Wesco International Inc	78,350	16,571,025
WW Grainger Inc	24,208	23,069,256
		91,238,138
TOTAL INDUSTRIALS		722,257,983

Information Technology - 12.1%
Communications Equipment - 0.9%
F5 Inc (c)	71,338	23,055,728
Motorola Solutions Inc	26,400	12,072,456
		35,128,184
Electronic Equipment, Instruments & Components - 1.0%
Corning Inc	1,910	156,677
Itron Inc (c)	22,062	2,748,043
Jabil Inc	8,825	1,916,525
Keysight Technologies Inc (c)	39,900	6,979,308
Littelfuse Inc (b)	16,985	4,399,285
Zebra Technologies Corp Class A (c)	75,647	22,479,263
		38,679,101
IT Services - 1.9%
Akamai Technologies Inc (c)	91,486	6,930,979
Cloudflare Inc Class A (c)	3,298	707,717
Gartner Inc (c)	9,633	2,532,226
GoDaddy Inc Class A (c)	132,960	18,192,917
MongoDB Inc Class A (c)	40,591	12,598,635
Okta Inc Class A (c)	218,458	20,032,599
Twilio Inc Class A (c)	78,918	7,898,903
		68,893,976
Semiconductors & Semiconductor Equipment - 2.1%
Astera Labs Inc (c)	20,904	4,093,003
Cirrus Logic Inc (c)	171,811	21,526,200
Enphase Energy Inc (c)	100,659	3,562,322
GlobalFoundries Inc (c)	8,409	301,379
MACOM Technology Solutions Holdings Inc (c)	33,229	4,136,678
Onto Innovation Inc (c)	7,211	931,805
Qorvo Inc (c)	238,764	21,746,625
Skyworks Solutions Inc	260,063	20,019,650
		76,317,662
Software - 4.1%
Atlassian Corp Class A (c)	11,977	1,912,727
BILL Holdings Inc (c)	61,288	3,246,425
Docusign Inc (c)	153,297	11,051,181
Dropbox Inc Class A (c)	597,733	18,057,514
Dynatrace Inc (c)	371,128	17,981,152
HubSpot Inc (c)	53,564	25,057,239
Manhattan Associates Inc (c)	2,711	555,700
Nutanix Inc Class A (c)	74,151	5,516,093
PTC Inc (c)	15,666	3,180,511
RingCentral Inc Class A (c)	355,225	10,067,077
Teradata Corp (c)	500,456	10,764,809
UiPath Inc Class A (c)	123,193	1,648,322
Unity Software Inc (c)	224,359	8,983,334
Zoom Communications Inc Class A (c)	313,953	25,901,123
Zscaler Inc (c)	18,622	5,580,269
		149,503,476
Technology Hardware, Storage & Peripherals - 2.1%
Hewlett Packard Enterprise Co	741,030	18,199,697
NetApp Inc	220,939	26,172,434
Western Digital Corp	281,880	33,842,513
		78,214,644
TOTAL INFORMATION TECHNOLOGY		446,737,043

Materials - 4.8%
Chemicals - 2.7%
Axalta Coating Systems Ltd (c)	482,014	13,795,241
CF Industries Holdings Inc	23,536	2,111,179
Corteva Inc	467,301	31,603,567
DuPont de Nemours Inc	226,379	17,634,924
Eastman Chemical Co	37,189	2,344,766
Ecolab Inc	51,115	13,998,354
FMC Corp (b)	61,412	2,065,286
International Flavors & Fragrances Inc	275,599	16,960,362
		100,513,679
Construction Materials - 0.5%
CRH PLC	96,875	11,615,313
Vulcan Materials Co	25,917	7,972,587
		19,587,900
Containers & Packaging - 0.9%
Amcor PLC	2,509,867	20,530,712
AptarGroup Inc	16,977	2,269,146
Crown Holdings Inc	108,902	10,518,844
		33,318,702
Metals & Mining - 0.7%
Commercial Metals Co	88,681	5,079,648
MP Materials Corp (c)	8,311	557,418
Newmont Corp	50,173	4,230,086
Nucor Corp	65,114	8,818,389
Royal Gold Inc	29,465	5,910,090
		24,595,631
TOTAL MATERIALS		178,015,912

Real Estate - 7.2%
Health Care REITs - 1.6%
CareTrust REIT Inc	376,821	13,068,152
Healthpeak Properties Inc	1,050,485	20,116,788
Ventas Inc	333,302	23,327,807
Welltower Inc	16,921	3,014,307
		59,527,054
Industrial REITs - 0.2%
STAG Industrial Inc Class A	181,802	6,415,793
Real Estate Management & Development - 1.3%
CBRE Group Inc Class A (c)	178,009	28,047,098
Compass Inc Class A (c)	296,086	2,377,571
CoStar Group Inc (c)	8,295	699,848
Zillow Group Inc Class A (b)(c)	109,604	8,158,922
Zillow Group Inc Class C (c)	134,317	10,349,125
		49,632,564
Residential REITs - 0.8%
American Homes 4 Rent Class A	368,426	12,250,165
Camden Property Trust	7,263	775,542
Equity Residential	258,701	16,745,716
		29,771,423
Retail REITs - 1.0%
Brixmor Property Group Inc	723,246	20,019,450
Regency Centers Corp	83,946	6,119,663
Simon Property Group Inc	55,057	10,332,547
		36,471,660
Specialized REITs - 2.3%
CubeSmart	60,766	2,470,746
Digital Realty Trust Inc	195,931	33,872,551
EPR Properties	40,943	2,375,103
Extra Space Storage Inc	32,460	4,574,912
Gaming and Leisure Properties Inc	357,242	16,651,050
SBA Communications Corp Class A	2,090	404,101
VICI Properties Inc	774,950	25,271,120
		85,619,583
TOTAL REAL ESTATE		267,438,077

Utilities - 4.2%
Electric Utilities - 1.9%
Edison International	193,964	10,722,330
Evergy Inc	54,851	4,169,773
Eversource Energy	52,008	3,699,849
Exelon Corp	300,521	13,526,450
NRG Energy Inc	159,631	25,852,241
PG&E Corp	632,105	9,532,143
		67,502,786
Gas Utilities - 0.1%
MDU Resources Group Inc	192,232	3,423,652
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The	302,008	3,974,425
Clearway Energy Inc Class A	65,123	1,753,762
Clearway Energy Inc Class C (b)	154,456	4,363,382
Vistra Corp	78,596	15,398,529
		25,490,098
Multi-Utilities - 1.5%
Ameren Corp	43,128	4,501,701
CenterPoint Energy Inc	251,529	9,759,325
CMS Energy Corp	225,444	16,516,027
Consolidated Edison Inc	89,068	8,953,115
DTE Energy Co	57,541	8,138,024
NiSource Inc	159,102	6,889,117
WEC Energy Group Inc	11,059	1,267,251
		56,024,560
Water Utilities - 0.0%
American Water Works Co Inc	9,942	1,383,827
TOTAL UTILITIES		153,824,923

TOTAL UNITED STATES		3,586,173,255
TOTAL COMMON STOCKS (Cost $3,284,347,432)		3,646,780,933

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 12/18/2025 (f)	3.89	1,790,000	1,775,003
US Treasury Bills 0% 12/4/2025 (f)	4.06	2,560,000	2,542,260
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,316,759)			4,317,263

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.21	41,641,040	41,649,368
Fidelity Securities Lending Cash Central Fund (g)(h)	4.19	31,204,297	31,207,417
TOTAL MONEY MARKET FUNDS (Cost $72,856,785)			72,856,785

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $3,361,520,976)	3,723,954,981
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(32,874,433)
NET ASSETS - 100.0%	3,691,080,548

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	114	12/19/2025	37,462,680	(206,949)	(206,949)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,430,429.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $16,402,751.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,428,947	67,082,515	40,861,792	412,665	(302)	-	41,649,368	41,641,040	0.1%
Fidelity Securities Lending Cash Central Fund	27,954,705	126,625,508	123,372,796	6,839	-	-	31,207,417	31,204,297	0.1%
Total	43,383,652	193,708,023	164,234,588	419,504	(302)	-	72,856,785

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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